ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands										1 Months Ended		12 Months Ended
	Feb. 29, 2016	Nov. 30, 2015	Jul. 08, 2015	Jul. 08, 2015	Feb. 10, 2015	Feb. 10, 2015	Jul. 15, 2014	Jul. 15, 2014	Jan. 02, 2014	Feb. 29, 2016	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Amortization of intangible assets												$ 8,879	$ 18,739
Value of shares of common stock paid in acquisition												5,579	171,552
Expenses related to Merger Consideration Incentive Plan recorded as operating expenses												$ 7,429	$ 15,145	$ 10,405
Dividends paid														$ 65,009
Undertone [Member]
Business Acquisition [Line Items]
Percent of equity acquired		100.00%
Amortization of intangible assets												$ 14,981	$ 19,610
Consideration paid with cash		$ 89,078
Retained amount as holdback to cover potential claims		16,000
Contingent consideration liability		14,391										14,476
Installments amount		3,000
Installments due amount		2,804										2,820
Deferred consideration payment		$ 20,000
Interest rate (as a percent)		10.00%
Deferred consideration payment due amount		$ 22,005										21,859
Deferred payment amount												1,182
Excess in tax advances which will be paid upon refund from tax authorities												2,143
Amount to be paid in cash for working capital final adjustment as calculated 90 days after closing												1,498
Acquisition related costs incurred												4,804
Expected maximum period to finalize valuation and purchase price allocation		1 year
Make Me Reach SAS [Member]
Business Acquisition [Line Items]
Percent of equity acquired					100.00%	100.00%
Consideration paid with cash					$ 6,394
Acquisition related costs incurred					$ 139	$ 139
Value of shares of common stock paid in acquisition						$ 4,378
Shares issued for acquisition					1,437,510
Make Me Reach SAS [Member] | MakeMeReach Founder [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Additional consideration required to be paid with cash subject to retention conditions	$ 442									$ 442
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	442									442
Make Me Reach SAS [Member] | MakeMeReach Employee [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Consideration paid with cash										144
Additional consideration required to be paid with cash subject to retention conditions	266									266
Value of shares of common stock paid or to be paid in acquisition subject to retention conditions	208									$ 208
Value of shares of common stock paid in acquisition	$ 63
Shares issued for acquisition										18,998
Shares issued for acquisition subject to retention conditions										92,348
Grow Mobile [Member]
Business Acquisition [Line Items]
Percent of equity acquired							100.00%	100.00%
Total consideration of in cash and in shares			$ 2,500
Maximum milestones-based contingent consideration							$ 25,000	$ 25,000
Consideration paid with cash			1,500				6,892
Acquisition related costs incurred													940
Working capital adjustments which reduce cash payment							1,800	1,800
Amount of deposit to be release from escrow fund			1,500	$ 1,500
Amount of escrow deposit to be released immediately			$ 1,000	1,000
Amount of escrow deposit to be released remaining balance												500
Net gain on reversal of contingent payment												6,564
Change in fair value of previously accrued Contingent Payment												9,064
Release of accrued contingent payment												2,500
Amount to be paid to the employees under Merger Consideration Incentive Plan, which reduce cash payment							1,300	1,300
Amount to be paid to the employees under Merger Consideration Incentive Plan which reduce share payment							1,100	1,100
Amount of ordinary shares issued							5,545
Value of shares of common stock paid in acquisition				$ 1,000				5,545
Shares issued for acquisition			315,263
Expenses related to Merger Consideration Incentive Plan recorded as operating expenses												927	947
Payment obligation												$ 0	474
Grow Mobile [Member] | Before Adjustment [Member]
Business Acquisition [Line Items]
Total consideration of in cash and in shares							17,000
Consideration paid with cash							10,000
Amount of ordinary shares issued							7,000
Grow Mobile [Member] | First Contingent Payment [Member]
Business Acquisition [Line Items]
Maximum milestones-based contingent consideration							7,000	7,000
Liability recorded for contingent consideration							2,740	2,740
Grow Mobile [Member] | Second Contingent Payment [Member]
Business Acquisition [Line Items]
Maximum milestones-based contingent consideration							18,000	18,000
Liability recorded for contingent consideration							$ 4,670	$ 4,670
ClientConnect [Member]
Business Acquisition [Line Items]
Acquisition related costs incurred													$ 3,161
ClientConnect [Member] | Stock Options [Member]
Business Acquisition [Line Items]
Shares issued for acquisition											2,815,963
ClientConnect [Member] | Common stock
Business Acquisition [Line Items]
Shares issued for acquisition											54,753,582
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Amortization of intangible assets											$ 5,140
Amount of ordinary shares issued									$ 158,303
Perion Network Ltd [Member] | Conduit Shareholders [Member]
Business Acquisition [Line Items]
Percent of equity acquired											81.00%
Perion Network Ltd [Member] | Perion Shareholders [Member]
Business Acquisition [Line Items]
Percent of equity acquired											19.00%